Loans, allowance for loan losses and credit quality (Tables)	12 Months Ended
Dec. 31, 2019
Loans
Loans
end of	2019	2018
Loans (CHF million)
Mortgages	109,579	107,845
Loans collateralized by securities	44,364	42,034
Consumer finance	4,401	3,905
Consumer	158,344	153,784
Real estate	29,220	26,727
Commercial and industrial loans	85,648	85,698
Financial institutions	20,367	18,494
Governments and public institutions	4,262	3,893
Corporate & institutional	139,497	134,812
Gross loans	297,841	288,596
of which held at amortized cost	285,179	273,723
of which held at fair value	12,662	14,873
Net (unearned income)/deferred expenses	(116)	(113)
Allowance for loan losses	(946)	(902)
Net loans	296,779	287,581
Gross loans by location
Switzerland	163,133	160,444
Foreign	134,708	128,152
Gross loans	297,841	288,596
Impaired loans
Non-performing loans	1,250	1,203
Non-interest-earning loans	260	300
Non-performing and non-interest-earning loans	1,510	1,503
Restructured loans	350	299
Potential problem loans	266	390
Other impaired loans	616	689
Gross impaired loans	2,126	2,192

Allowance for loan losses
Allowance for loan losses
	2019			2018			2017
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	187	715	902	220	662	882	216	722	938
Net movements recognized in statements of operations	63	221	284	19	182	201	54	136	190
Gross write-offs	(86)	(213)	(299)	(85)	(184)	(269)	(60)	(242)	(302)
Recoveries	9	16	25	21	37	58	12	41	53
Net write-offs	(77)	(197)	(274)	(64)	(147)	(211)	(48)	(201)	(249)
Provisions for interest	14	28	42	11	19	30	(1)	14	13
Foreign currency translation impact and other adjustments, net	(1)	(7)	(8)	1	(1)	0	(1)	(9)	(10)
Balance at end of period	186	760	946	187	715	902	220	662	882
of which individually evaluated for impairment	145	464	609	146	462	608	179	475	654
of which collectively evaluated for impairment	41	296	337	41	253	294	41	187	228
Gross loans held at amortized cost (CHF million)
Balance at end of period	158,314	126,865	285,179	153,761	119,962	273,723	152,277	112,553	264,830
of which individually evaluated for impairment [1]	683	1,443	2,126	677	1,515	2,192	632	1,478	2,110
of which collectively evaluated for impairment	157,631	125,422	283,053	153,084	118,447	271,531	151,645	111,075	262,720
1 Represents gross impaired loans both with and without a specific allowance.

Purchases, reclassifications and sales
Purchases, reclassifications and sales
in	2019			2018			2017
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	18	2,478	2,496	0	2,163	2,163	0	3,381	3,381
Reclassifications from loans held-for-sale [2]	0	11	11	0	1	1	0	63	63
Reclassifications to loans held-for-sale [3]	0	3,138	3,138	1	2,351	2,352	0	7,407	7,407
Sales [3]	0	3,001	3,001	1	2,267	2,268	0	7,051	7,051
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2019 (CHF million)
Mortgages	99,613	9,604	362	109,579
Loans collateralized by securities	40,060	4,182	122	44,364
Consumer finance	1,527	2,677	167	4,371
Consumer	141,200	16,463	651	158,314
Real estate	20,524	7,674	125	28,323
Commercial and industrial loans	40,860	39,896	1,117	81,873
Financial institutions	13,267	2,122	47	15,436
Governments and public institutions	1,166	67	0	1,233
Corporate & institutional	75,817	49,759	1,289	126,865
Gross loans held at amortized cost	217,017	66,222	1,940	285,179
Value of collateral [1]	200,521	54,543	1,378	256,442
2018 (CHF million)
Mortgages	97,404	10,046	395	107,845
Loans collateralized by securities	39,281	2,676	77	42,034
Consumer finance	1,465	2,247	170	3,882
Consumer	138,150	14,969	642	153,761
Real estate	19,461	6,494	110	26,065
Commercial and industrial loans	40,872	37,633	1,268	79,773
Financial institutions	10,715	2,138	86	12,939
Governments and public institutions	1,132	53	0	1,185
Corporate & institutional	72,180	46,318	1,464	119,962
Gross loans held at amortized cost	210,330	61,287	2,106	273,723
Value of collateral [1]	192,579	47,999	1,456	242,034
1
Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, the value of collateral is determined at the time of granting the loan and thereafter regularly reviewed according to the Group's risk management policies and directives, with maximum review periods determined by property type, market liquidity and market transparency.

Past Due Financing Receivables [Table Text Block]
Gross loans held at amortized cost – aging analysis
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2019 (CHF million)
Mortgages	109,190	83	16	9	281	389	109,579
Loans collateralized by securities	44,232	79	0	2	51	132	44,364
Consumer finance	3,826	283	61	43	158	545	4,371
Consumer	157,248	445	77	54	490	1,066	158,314
Real estate	28,094	95	10	2	122	229	28,323
Commercial and industrial loans	80,606	528	62	71	606	1,267	81,873
Financial institutions	15,300	85	1	3	47	136	15,436
Governments and public institutions	1,207	26	0	0	0	26	1,233
Corporate & institutional	125,207	734	73	76	775	1,658	126,865
Gross loans held at amortized cost	282,455	1,179	150	130	1,265	2,724	285,179
2018 (CHF million)
Mortgages	107,364	155	23	10	293	481	107,845
Loans collateralized by securities	41,936	21	0	0	77	98	42,034
Consumer finance	3,383	286	35	32	146	499	3,882
Consumer	152,683	462	58	42	516	1,078	153,761
Real estate	25,914	63	4	0	84	151	26,065
Commercial and industrial loans	78,439	378	96	82	778	1,334	79,773
Financial institutions	12,768	66	19	3	83	171	12,939
Governments and public institutions	1,172	13	0	0	0	13	1,185
Corporate & institutional	118,293	520	119	85	945	1,669	119,962
Gross loans held at amortized cost	270,976	982	177	127	1,461	2,747	273,723

Gross impaired loans by category
Gross impaired loans by category
	Non-performing and non-interest-earning loans			Other impaired loans
end of	Non- performing	Non- interest- earning	Total	Re- structured	Potential problem	Total	Total
2019 (CHF million)
Mortgages	329	8	337	25	30	55	392	[1]
Loans collateralized by securities	110	12	122	0	0	0	122
Consumer finance	164	4	168	0	1	1	169
Consumer	603	24	627	25	31	56	683
Real estate	151	4	155	0	2	2	157
Commercial and industrial loans	491	191	682	325	231	556	1,238
Financial institutions	5	41	46	0	2	2	48
Corporate & institutional	647	236	883	325	235	560	1,443
Gross impaired loans	1,250	260	1,510	350	266	616	2,126
2018 (CHF million)
Mortgages	304	12	316	34	72	106	422	[1]
Loans collateralized by securities	62	13	75	0	3	3	78
Consumer finance	170	6	176	0	1	1	177
Consumer	536	31	567	34	76	110	677
Real estate	80	4	84	0	38	38	122
Commercial and industrial loans	547	223	770	265	272	537	1,307
Financial institutions	40	42	82	0	4	4	86
Corporate & institutional	667	269	936	265	314	579	1,515
Gross impaired loans	1,203	300	1,503	299	390	689	2,192
1
As of December 31, 2019 and 2018, CHF 208 million and CHF 123 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

Gross impaired loan detail
Gross impaired loan details
	2019			2018
end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
CHF million
Mortgages	317	299	30	278	262	21
Loans collateralized by securities	122	108	22	77	63	35
Consumer finance	168	144	93	174	154	90
Consumer	607	551	145	529	479	146
Real estate	120	111	11	82	73	10
Commercial and industrial loans	939	900	416	773	742	401
Financial institutions	48	47	37	86	84	51
Corporate & institutional	1,107	1,058	464	941	899	462
Gross impaired loans with a specific allowance	1,714	1,609	609	1,470	1,378	608
Mortgages	75	75	–	144	144	–
Loans collateralized by securities	0	0	–	1	1	–
Consumer finance	1	1	–	3	3	–
Consumer	76	76	–	148	148	–
Real estate	37	37	–	40	40	–
Commercial and industrial loans	299	299	–	534	534	–
Financial institutions	0	0	–	0	0	–
Corporate & institutional	336	336	–	574	574	–
Gross impaired loans without specific allowance	412	412	–	722	722	–
Gross impaired loans	2,126	2,021	609	2,192	2,100	608
of which consumer	683	627	145	677	627	146
of which corporate & institutional	1,443	1,394	464	1,515	1,473	462
Gross impaired loan details (continued)
	2019			2018			2017
in	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized	Interest income recognized (cash basis)
CHF million
Mortgages	289	3	2	261	2	1	229	2	1
Loans collateralized by securities	76	2	0	92	1	1	116	1	1
Consumer finance	172	2	1	176	2	2	167	5	5
Consumer	537	7	3	529	5	4	512	8	7
Real estate	81	1	1	90	0	0	78	1	0
Commercial and industrial loans	818	22	7	917	14	5	1,163	17	5
Financial institutions	83	1	0	58	1	0	76	1	1
Governments and public institutions	0	0	0	0	0	0	5	0	0
Corporate & institutional	982	24	8	1,065	15	5	1,322	19	6
Gross impaired loans with a specific allowance	1,519	31	11	1,594	20	9	1,834	27	13
Mortgages	114	4	0	91	3	0	83	3	0
Loans collateralized by securities	0	0	0	1	0	0	7	0	0
Consumer finance	2	0	0	3	0	0	3	0	0
Consumer	116	4	0	95	3	0	93	3	0
Real estate	30	0	0	14	1	0	27	1	0
Commercial and industrial loans	395	9	1	292	16	1	271	11	1
Financial institutions	5	0	0	0	0	0	0	0	0
Corporate & institutional	430	9	1	306	17	1	298	12	1
Gross impaired loans without specific allowance	546	13	1	401	20	1	391	15	1
Gross impaired loans	2,065	44	12	1,995	40	10	2,225	42	14
of which consumer	653	11	3	624	8	4	605	11	7
of which corporate & institutional	1,412	33	9	1,371	32	6	1,620	31	7

Restructured loans held at amortized cost
Restructured loans held at amortized cost
	2019			2018			2017
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Mortgages	1	7	7	5	29	29	0	0	0
Commercial and industrial loans	25	172	161	13	182	160	15	123	119
Total	26	179	168	18	211	189	15	123	119
Restructured loans held at amortized cost that defaulted within 12 months from restructuring
	2019		2018		2017
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Mortgages	1	13	1	8	0	0
Commercial and industrial loans	1	2	8	76	1	48
Total	2	15	9	84	1	48